Operating Segment Reporting - Schedule of Significant General and Administrative Expense Categories by Geographic Region (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Employee remuneration	$ 7,536,483	$ 5,311,514
IT expenses	227,926	362,052
Professional fees	1,749,868	251,330
Travel, marketing and communication expenses	253,552	214,681
Office expenses	526,629	530,051
Other expenses	142,327	136,371
General and administrative expense, Total	10,436,785	6,805,999
Office Facilities | Greece
Segment Reporting Information [Line Items]
Employee remuneration	3,062,456	2,617,725
IT expenses	224,678	345,530
Professional fees	1,647,250	199,140
Travel, marketing and communication expenses	127,253	109,371
Office expenses	367,846	383,619
Other expenses	59,496	39,126
General and administrative expense, Total	5,488,979	3,694,511
Office Facilities | Singapore
Segment Reporting Information [Line Items]
Employee remuneration	1,230,794	565,438
IT expenses	774	7,452
Professional fees	83,652	13,179
Travel, marketing and communication expenses	20,534	31,312
Office expenses	15,024	6,045
Other expenses	13,761	26,921
General and administrative expense, Total	1,364,539	650,347
Office Facilities | Dubai
Segment Reporting Information [Line Items]
Employee remuneration	382,437	803,280
IT expenses		2,500
Professional fees	11,873	7,706
Travel, marketing and communication expenses	42,200	10,195
Office expenses	29,315	39,616
Other expenses	14,556	18,925
General and administrative expense, Total	480,381	882,222
Office Facilities | Hong-Kong
Segment Reporting Information [Line Items]
Employee remuneration	454,073	200,613
IT expenses	740	3,863
Professional fees	2,005	2,128
Travel, marketing and communication expenses	8,164	5,970
Office expenses	15,763	4,202
Other expenses	22,313	26,404
General and administrative expense, Total	503,058	243,180
Office Facilities | UK
Segment Reporting Information [Line Items]
Employee remuneration	2,263,585	1,124,458
IT expenses	1,734	2,707
Professional fees	5,088	29,177
Travel, marketing and communication expenses	55,401	57,833
Office expenses	98,681	96,569
Other expenses	22,564	24,995
General and administrative expense, Total	2,447,053	$ 1,335,739
Office Facilities | US
Segment Reporting Information [Line Items]
Employee remuneration	143,138
Other expenses	9,637
General and administrative expense, Total	$ 152,775